Impairment of Assets - Schedule of Impairment of Property Plant and Equipment (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Impairment of Assets - Schedule of Impairment of Property Plant and Equipment (Details) [Line Items]
Impairment of Asset Recoverable Amount	$ 6,534
Impairment of Asset Recoverable Segment	Uruguay
Rights of use asset [Member]
Impairment of Assets - Schedule of Impairment of Property Plant and Equipment (Details) [Line Items]
Impairment of Asset Recoverable Amount	$ 9,647
Impairment of Asset Recoverable Segment	Uruguay